  PAINEWEBBER OFFERS A FAMILY OF 21 MUTUAL FUNDS WHICH ENCOMPASS A DIVERSIFIED RANGE OF INVESTMENT GOALS.

  Bond Funds

    / / High Income Fund

    / / Investment Grade Income Fund

    / / Low Duration U.S. Government Income Fund

    / / Strategic Income Fund

    / / U.S. Government Income Fund

  Tax-Free Bond Funds

    / / California Tax-Free Income Fund

    / / Municipal High Income Fund

    / / National Tax-Free Income Fund

    / / New York Tax-Free Income Fund

  Stock Funds

    / / Capital Appreciation Fund

    / / Financial Services Growth Fund

    / / Growth Fund

    / / Growth and Income Fund

    / / Small Cap Fund

    / / Utility Income Fund

  Asset Allocation Funds

    / / Balanced Fund

    / / Tactical Allocation Fund

  Global Funds

    / / Emerging Markets Equity Fund

    / / Global Equity Fund

    / / Global Income Fund

  PaineWebber Money Market Fund

                                     [LOGO]

                        -C-1996 PaineWebber Incorporated
                                  Member SIPC

         [LOGO]

         -----------------------------------------------

            T A C T I C A L
            A L L O C A T I O N
            F U N D
                 AUGUST 31, 1996
         ANNUAL REPORT

                        ANNUAL REPORT--OCTOBER 15, 1996
--------------------------------------------------------------------------------

                   DEAR SHAREHOLDER,

                   We are pleased to present to you the annual report for PaineWebber Tactical Allocation Fund (the "Fund") for the year ended August 31, 1996.

                   GENERAL MARKET OVERVIEW

                   By the end of 1995, most investors were convinced that the Federal Reserve Board had achieved a "soft landing" for the economy, which led to a general consensus that the Fed would act again to cut short-term interest rates. By early March, however, government reports showing higher-than-expected economic growth prompted a shift in sentiment, which in turn caused a sharp drop in bond prices and ensuing stock market volatility. Several factors helped move stocks higher despite this volatility, including an overall positive environment for corporate earnings and profit growth as well as strong cash flows into equity mutual funds. Then, in July, a spate of disappointing earnings announcements would help contribute to the first meaningful overall stock market correction since 1994. This was short-lived however, and in August the markets retraced much of the ground that had been lost (a circumstance which underscores the hazards of market timing).

                   After exceptional performance during most of 1995, the first half of 1996 was difficult for fixed income investors. Accelerating economic growth, reflected in strong employment, retail sales and investment spending numbers, as well as a suprisingly robust housing sector, combined to convince the market that contrary to initial expectations, the Fed would move to tighten interest rates. The change in sentiment was clearly reflected in the 30-year U.S. Treasury bond, the benchmark of bond market performance, as its yield increased from 5.95% on December 29, 1995, to 6.75% by August 31, 1996. When bond yields increase, bond prices decrease. However, the Federal Reserve Board's Open Market Committee decided to keep monetary policy unchanged at the March, May and July 1996 meetings; the Fed's decision to do so suggested that officials did not foresee economic growth at a pace which would cause the economy to overheat and produce accelerating inflation.

               -----------------------------------------------------------------
                  PORTFOLIO REVIEW

                   PaineWebber Tactical Allocation Fund's total return (the net asset value change with dividends reinvested) for the year ended August 31, 1996, without deducting sales charges, was 17.35% for Class A shares, 3.80% for Class B shares (from commencement of operations on January 30, 1996 through August 31, 1996), 16.52% for Class C shares and 17.70% for Class Y shares. For new shareowners, the Fund's total return for this period, after deducting the maximum applicable sales charges, was 12.07% for Class A shares, (1.20)% for Class B shares (from commencement of operations), 15.52% for Class C shares and 17.70% for Class Y shares.

                   The Fund employs a disciplined, model-based approach to calculate expected returns for U.S. stocks, bonds and cash (cash for this purpose being investments in U.S. Treasury bills). The expected return of the broad U.S. stock market is compared with that of a "risk-free" asset (i.e., the one-year Treasury bill) to quantify an "equity risk premium." When the premium is above a given level, the Fund invests 100% in stocks, and only in securities in the S&P 500 Index.

                   Throughout the course of the year ended August 31, 1996, the Fund's equity risk premium remained well above the 5.5% hurdle required for a total stock allocation. Several factors influenced the equity risk premium's level, including the relative consistency of dividend growth projections and a continued moderate inflationary environment which helped hold down the level of short-term interest rates. These factors indicated that the equity market was not overvalued when compared to an alternative "risk-free" investment. Therefore, the Fund's assets remained fully invested in stocks during the fiscal year, except for a limited amount of assets kept in cash to satisfy operating needs.

                   Presently, we believe there is a relatively low probability of events occuring over the short term that could drive the equity risk premium to ranges requiring a shift from stocks. However, should the equity risk premium fall below the 5.50% level, the Fund would allocate a portion of its assets to bonds or cash.

               -----------------------------------------------------------------
                  PORTFOLIO REVIEW

                       The charts below provide a history of the
                   equity risk premium and bond risk premium going back to 1984.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     AUGUST 1996
 RISK-FREE RATE:        5.91%
   EQUITY RISK
    PREMIUM:            5.93%
                   Equity Risk Pre-
                               mium
1/84                           5.30
2/84                           5.01
3/84                           4.36
4/84                           4.60
5/84                           3.23
6/84                           3.35
7/84                           4.43
8/84                           3.82
9/84                           4.48
10/84                          5.56
11/84                          5.70
12/84                          6.19
1/85                           5.91
2/85                           4.68
3/85                           5.01
4/85                           5.51
5/85                           6.31
6/85                           6.60
7/85                           6.30
8/85                           6.24
9/85                           6.63
10/85                          6.49
11/85                          6.27
12/85                          5.61
1/86                           5.53
2/86                           5.38
3/86                           5.50
4/86                           5.27
5/86                           4.85
6/86                           5.30
7/86                           5.65
8/86                           6.19
9/86                           6.39
10/86                          6.18
11/86                          6.04
12/86                          5.97
1/87                           5.56
2/87                           5.51
3/87                           5.29
4/87                           4.96
5/87                           4.70
6/87                           4.68
7/87                           4.60
8/87                           4.10
9/87                           3.52
10/87                          5.60
11/87                          5.92
12/87                          5.52
1/88                           5.77
2/88                           5.71
3/88                           5.83
4/88                           5.48
5/88                           4.91
6/88                           5.13
7/88                           4.75
8/88                           4.50
9/88                           4.50
10/88                          4.50
11/88                          4.13
12/88                          3.65
1/89                           3.41
2/89                           3.15
3/89                           2.88
4/89                           3.36
5/89                           3.57
6/89                           4.35
7/89                           4.54
8/89                           3.92
9/89                           3.81
10/89                          4.60
11/89                          4.69
12/89                          4.41
1/90                           4.63
2/90                           4.59
3/90                           4.28
4/90                           4.25
5/90                           4.23
6/90                           4.41
7/90                           4.68
8/90                           5.06
9/90                           5.18
10/90                          5.55
11/90                          5.47
12/90                          5.74
1/91                           5.97
2/91                           5.78
3/91                           5.84
4/91                           6.24
5/91                           5.96
6/91                           5.86
7/91                           5.98
8/91                           6.35
9/91                           6.70
10/91                          7.09
11/91                          7.71
12/91                          7.82
1/92                           7.97
2/92                           7.84
3/92                           7.81
4/92                           7.90
5/92                           7.90
6/92                           7.97
7/92                           8.32
8/92                           8.58
9/92                           8.93
10/92                          8.46
11/92                          8.17
12/92                          8.43
1/93                           8.61
2/93                           8.39
3/93                           8.29
4/93                           8.36
5/93                           7.89
6/93                           7.96
7/93                           8.03
8/93                           7.98
9/93                           8.02
10/93                          7.95
11/93                          7.82
12/93                          7.80
1/94                           7.91
2/94                           7.65
3/94                           7.43
4/94                           6.80
5/94                           6.53
6/94                           6.55
7/94                           6.67
8/94                           6.35
9/94                           5.99
10/94                          5.93
11/94                          5.40
12/94                          5.08
1/95                           5.32
2/95                           5.65
3/95                           5.52
4/95                           5.74
5/95                           6.21
6/95                           6.39
7/95                           6.29
8/95                           6.37
9/95                           6.24
10/95                          6.38
11/95                          6.46
12/95                          6.57
1/96                           6.82
2/96                           6.47
3/96                           6.28
4/96                           6.06
5/96                           5.92
6/96                           5.99
7/96                           6.08
8/96                           5.93

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      AUGUST 1996
5-YEAR NOTE YIELD
       (2):              6.61%
 RISK-FREE RATE:         5.91%
BOND RISK PREMIUM:       0.70%
                     Bond Risk Pre-
                               mium
1/84                          1.570
2/84                          1.600
3/84                          1.350
4/84                          1.410
5/84                          1.460
6/84                          1.400
7/84                          0.870
8/84                          0.780
9/84                          1.000
10/84                         1.300
11/84                         1.510
12/84                         1.800
1/85                          1.700
2/85                          1.800
3/85                          1.820
4/85                          1.850
5/85                          1.750
6/85                          1.940
7/85                          1.920
8/85                          1.760
9/85                          1.760
10/85                         1.580
11/85                         1.280
12/85                         0.960
1/86                          1.130
2/86                          0.730
3/86                          0.730
4/86                          0.840
5/86                          1.310
6/86                          1.160
7/86                          1.130
8/86                          1.170
9/86                          1.370
10/86                         1.150
11/86                         0.930
12/86                         0.920
1/87                          0.910
2/87                          0.940
3/87                          0.970
4/87                          1.380
5/87                          1.410
6/87                          1.340
7/87                          1.470
8/87                          1.380
9/87                          1.330
10/87                         1.730
11/87                         1.410
12/87                         1.240
1/88                          1.190
2/88                          1.090
3/88                          1.300
4/88                          1.240
5/88                          1.100
6/88                          0.960
7/88                          0.930
8/88                          0.730
9/88                          0.540
10/88                         0.330
11/88                         0.330
12/88                         0.180
1/89                         -0.040
2/89                         -0.080
3/89                         -0.230
4/89                         -0.190
5/89                         -0.240
6/89                         -0.190
7/89                         -0.220
8/89                          0.050
9/89                         -0.130
10/89                         0.010
11/89                         0.160
12/89                         0.130
1/90                          0.370
2/90                          0.470
3/90                          0.420
4/90                          0.530
5/90                          0.430
6/90                          0.430
7/90                          0.490
8/90                          0.850
9/90                          0.850
10/90                         0.860
11/90                         0.670
12/90                         0.910
1/91                          1.240
2/91                          1.260
3/91                          1.420
4/91                          1.700
5/91                          1.530
6/91                          1.630
7/91                          1.590
8/91                          1.630
9/91                          1.510
10/91                         1.680
11/91                         1.860
12/91                         1.840
1/92                          2.290
2/92                          2.290
3/92                          2.430
4/92                          2.610
5/92                          2.390
6/92                          2.250
7/92                          2.250
8/92                          2.170
9/92                          2.270
10/92                         2.400
11/92                         2.450
12/92                         2.450
1/93                          2.230
2/93                          1.930
3/93                          1.960
4/93                          1.900
5/93                          1.740
6/93                          1.610
7/93                          1.630
8/93                          1.420
9/93                          1.420
10/93                         1.380
11/93                         1.530
12/93                         1.620
1/94                          1.520
2/94                          1.620
3/94                          1.810
4/94                          1.560
5/94                          1.400
6/94                          1.460
7/94                          1.370
8/94                          1.250
9/94                          1.350
10/94                         1.330
11/94                         0.920
12/94                         0.680
1/95                          0.750
2/95                          0.700
3/95                          0.610
4/95                          0.580
5/95                          0.280
6/95                          0.370
7/95                          0.540
8/95                          0.440
9/95                          0.390
10/95                         0.290
11/95                         0.300
12/95                         0.210
1/96                          0.360
2/96                          0.510
3/96                          0.700
4/96                          0.750
5/96                          0.810
6/96                          0.720
7/96                          0.640
8/96                          0.700

               -----------------------------------------------------------------
                  PORTFOLIO REVIEW

                       Our ultimate objective in managing your investments is to
                   help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

         [SIGNATURE]                      [SIGNATURE]
MARGO ALEXANDER                           T. KIRKHAM BARNEBY
President,                                Managing Director and Chief
Mitchell Hutchins Asset Management        Investment Officer--Quantitative
Inc.                                      Investments,
                                          Mitchell Hutchins Asset Management
                                          Inc.

               -----------------------------------------------------------------
                  PORTFOLIO REVIEW

              PAINEWEBBER TACTICAL ALLOCATION FUND

                     Comparison of the change of a $10,000 investment in the PaineWebber Tactical Allocation Fund, Class C and the Standard & Poor's 500 Composite Index.

                              The following graph depicts the performance of the
                      PaineWebber Tactical Allocation Fund versus the Standard &
                             Poor's 500 Composite Index. It is important to note
                        PaineWebber Tactical Allocation Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           PAINEWEBBER TACTICAL   S&P 500
             ALLOCATION FUND;
                 CLASS C           INDEX
7/92                     10,000     10,000
8/92                      9,970      9,784
8/93                     11,025     11,272
8/94                     11,406     11,886
8/95                     13,410     14,422
8/96                     16,119     17,110

                     Past performance is not predictive of future performance.

                     The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.

                                  ------------------------------------------------------
                                                  AVERAGE ANNUAL RETURN
                                 % RETURN WITHOUT DEDUCTING     % RETURN AFTER DEDUCTING
                                    MAXIMUM SALES CHARGE          MAXIMUM SALES CHARGE
                                 --------------------------    --------------------------
Class                              A*       B**       C***       A*       B**       C***
-----------------------------------------------------------------------------------------
Twelve Months Ended 8/31/96      17.35%     N/A      16.52%    12.07%     N/A      15.52%
-----------------------------------------------------------------------------------------
Commencement of Operations
Through 8/31/96+                 13.56%     N/A      12.31%    11.99%     N/A      12.31%
-----------------------------------------------------------------------------------------

                       *Maximum sales charge for Class A shares is 4.5% of the
                        public offering price. Class A shares bear ongoing 12b-1 service fees.

                      **Maximum contingent deferred sales charge for Class B
                        shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

                     ***Maximum contingent deferred sales charge for Class C
                        shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

                       +Commencement of issuance dates are May 10, 1993, January
                        30, 1996 and July 22, 1992 for Class A, Class B and Class C shares, respectively.

                     Note: The Fund offers Class Y shares to a limited group of eligible investors, including the trustees of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended August 31, 1996, and since inception, May 10, 1993 through August 31, 1996, Class Y shares have an average annual return of 17.70% and 13.88%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

                     The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER    TACTICAL ALLOCATION FUND

                PERFORMANCE RESULTS (UNAUDITED)

                                                                        TOTAL RETURN1
                                                                  --------------------------
                                 NET ASSET VALUE                                    6 MONTHS
                    ------------------------------------------      12 MONTHS        ENDED
                     08/31/96      02/29/96        08/31/95       ENDED 08/31/96    08/31/96
--------------------------------------------------------------------------------------------
Class A Shares      $16.15        $15.77           $ 14.86            17.35%         2.41%
--------------------------------------------------------------------------------------------
Class B Shares       16.13         15.80              --               N/A           2.09
--------------------------------------------------------------------------------------------
Class C Shares       16.12         15.79            14.87             16.52          2.09
--------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                        NET ASSET VALUE
                    ------------------------   CAPITAL GAINS                       TOTAL
PERIOD COVERED       BEGINNING     ENDING       DISTRIBUTED    DIVIDENDS PAID     RETURN1
-------------------------------------------------------------------------------------------
05/10/93-12/31/93    $   12.90    $   13.49      $  0.0440        $  0.1980           6.48%
-------------------------------------------------------------------------------------------
1994                    13.49         12.20         0.9720          0.2340          (0.59  )
-------------------------------------------------------------------------------------------
1995                    12.20         15.16         1.0555          0.2407          35.12
-------------------------------------------------------------------------------------------
01/01/96-08/31/96       15.16         16.15             --              --           6.53
-------------------------------------------------------------------------------------------
                                             Totals: $2.0715   $    0.6727
-------------------------------------------------------------------------------------------
                                            CUMULATIVE TOTAL RETURN AS OF 08/31/96:  52.38%
-------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                         NET ASSET VALUE
                     ------------------------   CAPITAL GAINS                       TOTAL
PERIOD COVERED        BEGINNING     ENDING       DISTRIBUTED    DIVIDENDS PAID     RETURN1
--------------------------------------------------------------------------------------------
01/30/96-08/31/96     $   15.54    $   16.13             --               --           3.80%
--------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                         NET ASSET VALUE
                     ------------------------   CAPITAL GAINS                       TOTAL
PERIOD COVERED        BEGINNING     ENDING       DISTRIBUTED    DIVIDENDS PAID     RETURN1
--------------------------------------------------------------------------------------------
07/22/92-12/31/92     $   12.00    $   12.72      $  0.0020        $  0.0790           6.67%
--------------------------------------------------------------------------------------------
1993                     12.72         13.51         0.0440          0.1340           7.64
--------------------------------------------------------------------------------------------
1994                     13.51         12.23         0.9720          0.1300          (1.28  )
--------------------------------------------------------------------------------------------
1995                     12.23         15.20         1.0555          0.1259          34.09
--------------------------------------------------------------------------------------------
01/01/96-08/31/96        15.20         16.12             --              --           6.05
--------------------------------------------------------------------------------------------
                                              Totals: $2.0735   $    0.4689
--------------------------------------------------------------------------------------------
                                                                            CUMULATIVE TOTAL
                                                              RETURN AS OF 08/31/96:  61.19%
--------------------------------------------------------------------------------------------

 1 FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
   AT NET ASSET VALUE ON THE PAYABLE DATES, AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF ELIGIBLE INVESTORS, INCLUDING THE TRUSTEE OF THE PAINEWEBBER SAVINGS INVESTMENT PLAN AND INSIGHT INVESTMENT ADVISORY PROGRAM PARTICIPANTS. FOR THE YEAR ENDED AUGUST 31, 1996, AND SINCE INCEPTION, MAY 10, 1993 THROUGH AUGUST 31, 1996, CLASS Y SHARES HAVE A TOTAL RETURN OF 17.70% AND 53.79%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER    TACTICAL ALLOCATION FUND

                PORTFOLIO OF INVESTMENTS                         AUGUST 31, 1996

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------
COMMON STOCKS - 99.85%
AGRICULTURE, FOOD & BEVERAGE - 7.80%
  15,071     Archer-Daniels-Midland Company......................   $    267,512
   7,000     Campbell Soup Company...............................        455,875
  70,000     Coca-Cola Company...................................      3,500,000
   6,800     Conagra, Incorporated...............................        286,450
   4,100     CPC International, Incorporated.....................        282,387
   4,600     General Mills, Incorporated.........................        253,000
  10,150     Heinz, H. J. and Company............................        319,725
   1,800     Hershey Foods Corporation...........................        156,825
   6,100     Kellogg Company.....................................        411,750
  43,500     Pepsico, Incorporated...............................      1,250,625
  23,400     Phillip Morris Companies Incorporated...............      2,100,150
   2,300     Pioneer Hi-Bred International, Incorporated.........        126,788
   3,800     Quaker Oats Company.................................        124,925
   3,000     Ralston Purina Company..............................        187,500
   5,200     Sysco Corporation...................................        167,050
   4,600     Unilever N.V........................................        660,100
   3,000     Whitman Corporation.................................         67,125
   3,300     Wrigley, Wm. Jr. Company............................        178,613
                                                                    ------------
                                                                      10,796,400
                                                                    ------------
AIRLINES - 0.36%
   2,600     AMR Corporation*....................................        213,200
   2,200     Delta Air Lines, Incorporated.......................        155,925
   4,300     Southwest Airlines Company..........................         98,362
   1,600     USAir Group, Incorporated*..........................         28,600
                                                                    ------------
                                                                         496,087
                                                                    ------------
ALCOHOL - 0.67%
   7,100     Anheuser-Busch Companies, Incorporated..............        537,825
   1,200     Brown Forman Corporation............................         43,500
  10,400     Seagram Company Limited.............................        344,500
                                                                    ------------
                                                                         925,825
                                                                    ------------
APPAREL, RETAIL - 0.55%
   8,000     Gap, Incorporated...................................        280,000
   2,200     Harcourt General, Incorporated......................        105,325
   7,519     Limited, Incorporated...............................        139,101
   2,300     Nordstrom, Incorporated.............................         89,700
   2,000     TJX Companies, Incorporated.........................         64,000
   3,700     Woolworth Corporation*..............................         78,625
                                                                    ------------
                                                                         756,751
                                                                    ------------
APPAREL, TEXTILES - 0.79%
   2,000     Fruit of the Loom, Incorporated*....................         55,500
   2,000     Liz Claiborne, Incorporated.........................         69,500
   2,600     Nike Incorporated...................................        280,800
   2,000     Reebok International Limited........................         72,000
   1,200     Russell Corporation.................................         38,400
  13,400     Sara Lee Corporation................................        422,100
     900     Springs Industries, Incorporated....................         40,612

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

APPAREL, TEXTILES - (CONCLUDED)

   2,000     V. F. Corporation...................................   $    117,500
                                                                    ------------
                                                                       1,096,412
                                                                    ------------
BANKS - 7.51%
  11,989     Banc One Corporation................................        460,078
   4,300     Bank of Boston Corporation..........................        226,825
  10,700     Bank of New York Company Incorporated...............        298,262
  10,100     BankAmerica Corporation.............................        782,750
   2,400     Bankers Trust New York Corporation..................        186,600
   2,800     Barnett Banks Incorporated..........................        183,750
   4,400     Boatmen's Bancshares, Incorporated..................        234,300
  12,220     Chase Manhattan Corporation.........................        908,862
  13,500     Citicorp............................................      1,123,875
   3,300     Comerica, Incorporated..............................        160,875
   6,100     Corestates Financial Corporation....................        252,387
   2,900     Fifth Third Bancorp.................................        153,700
   3,900     First Bank System, Incorporated.....................        250,575
   8,872     First Chicago Corporation...........................        378,169
   7,985     First Union Corporation.............................        510,042
   7,316     Fleet Financial Group, Incorporated.................        305,443
   5,400     J.P. Morgan & Company, Incorporated.................        473,175
   6,440     KeyCorp.............................................        258,405
   3,650     Mellon Bank Corporation.............................        202,119
   6,100     National City Corporation...........................        229,512
   8,400     NationsBank Corporation.............................        715,050
  10,100     Norwest Corporation.................................        380,013
   9,400     PNC Bank Corporation................................        293,750
   1,800     Republic New York Corporation.......................        119,025
   6,300     Suntrust Banks, Incorporated........................        241,763
   4,400     US Bancorp, Incorporated............................        168,300
   4,800     Wachovia Corporation................................        219,600
   2,767     Wells Fargo and Company.............................        688,209
                                                                    ------------
                                                                      10,405,414
                                                                    ------------
CHEMICALS - 2.86%
   3,200     Air Products & Chemicals, Incorporated..............        175,200
   8,000     Allied-Signal, Incorporated.........................        494,000
   1,500     Avery Dennison Corporation..........................         76,687
   7,000     Dow Chemical Company................................        558,250
   2,300     Eastman Chemical Company............................        128,512
   3,900     Freeport-McMoran Copper & Gold, Incorporated........        114,562
   1,600     Goodrich, B.F. Company..............................         60,000
   2,800     Grace, W.R. & Company...............................        183,750
   1,900     Great Lakes Chemical Corporation....................        109,250
   3,000     Hercules, Incorporated..............................        149,250
   3,100     International Flavors and Fragrances................        133,300
   1,500     Kerr-Mcgee Corporation..............................         86,062

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

COMMON STOCKS - (CONTINUED)
CHEMICALS - (CONCLUDED)

  16,100     Monsanto Company....................................   $    517,212
   4,100     Morton International, Incorporated..................        152,213
   1,900     Nalco Chemical Company..............................         61,038
   8,800     Occidental Petroleum Corporation....................        204,600
   1,900     Phelps Dodge Corporation............................        114,950
   4,300     Praxair, Incorporated...............................        176,838
   1,900     Rohm & Haas Company.................................        118,750
   2,500     Sherwin Williams Company............................        109,375
   1,500     Sigma Aldrich Corporation...........................         79,125
   3,600     Union Carbide Corporation...........................        155,700
                                                                    ------------
                                                                       3,958,624
                                                                    ------------
COMPUTER HARDWARE - 4.73%
   4,700     3Com Corporation*...................................        219,725
   3,700     Amdahl Corporation*.................................         36,768
   4,000     Apple Computer, Incorporated........................         97,000
   5,300     Bay Networks, Incorporated*.........................        145,750
   2,200     Cabletron Systems, Incorporated*....................        134,200
  18,000     Cisco Systems Incorporated*.........................        949,500
   7,600     Compaq Computer Corporation*........................        430,350
   4,400     Digital Equipment Corporation*......................        169,950
   6,400     EMC Corporation*....................................        123,200
  28,700     Hewlett-Packard Company.............................      1,255,625
  14,900     International Business Machines.....................      1,704,187
   4,300     Pitney Bowes, Incorporated..........................        207,475
   3,000     Seagate Technology, Incorporated*...................        144,000
   4,700     Silicon Graphics, Incorporated*.....................        109,275
   5,100     Sun Microsystems Incorporated*......................        277,312
   3,500     Tandem Computers, Incorporated*.....................         36,750
   5,100     Unisys Corporation*.................................         29,963
   9,100     Xerox Corporation...................................        499,363
                                                                    ------------
                                                                       6,570,393
                                                                    ------------
COMPUTER SOFTWARE - 2.43%
   1,300     Autodesk, Incorporated..............................         29,900
  10,175     Computer Associates International Incorporated......        534,187
  16,800     Microsoft Corporation*..............................      2,058,000
  10,000     Novell, Incorporated*...............................        104,375
  18,175     Oracle Systems Corporation*.........................        640,669
                                                                    ------------
                                                                       3,367,131
                                                                    ------------
CONSUMER DURABLES - 0.22%
   4,500     Masco Corporation...................................        131,063
   3,000     Maytag Corporation..................................         60,375
   2,300     Whirlpool Corporation...............................        112,700
                                                                    ------------
                                                                         304,138
                                                                    ------------
DEFENSE/AEROSPACE - 2.20%
   9,800     Boeing Company......................................        886,900
NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

DEFENSE/AEROSPACE - (CONCLUDED)

   1,800     General Dynamics Corporation........................   $    115,425
   3,300     ITT Industries Incorporated.........................         75,487
   5,630     Lockheed Martin Corporation.........................        473,624
   6,200     McDonnell Douglas Corporation.......................        310,775
   1,700     Northrop Grumman Corporation........................        121,975
   6,700     Raytheon Company....................................        345,050
   6,100     Rockwell International Corporation..................        317,200
   3,500     United Technologies Corporation.....................        394,625
                                                                    ------------
                                                                       3,041,061
                                                                    ------------
DIVERSIFIED RETAIL - 2.57%
   6,000     Dayton Hudson Corporation...........................        207,000
   3,100     Dillard Department Stores, Incorporated.............        105,400
   5,800     Federated Department Stores, Incorporated*..........        200,825
  13,600     K Mart Corporation..................................        136,000
   7,100     May Department Stores Company.......................        323,050
   1,300     Mercantile Stores, Incorporated.....................         68,575
   6,500     Penney, J.C., Incorporated..........................        343,688
  11,100     Sears Roebuck & Company.............................        488,400
  63,900     Wal Mart Stores, Incorporated.......................      1,693,350
                                                                    ------------
                                                                       3,566,288
                                                                    ------------
DRUGS & MEDICINE - 6.43%
   1,800     Allergan, Incorporated..............................         69,975
   2,400     Alza Corporation*...................................         65,700
  17,800     American Home Products Corporation..................      1,054,650
   7,500     Amgen, Incorporated*................................        436,875
  14,200     Bristol-Myers Squibb Company........................      1,246,050
  15,380     Lilly, Eli & Company................................        880,505
  34,200     Merck & Company, Incorporated.......................      2,244,375
  18,000     Pfizer, Incorporated................................      1,278,000
  14,190     Pharmacia & Upjohn, Incorporated....................        595,980
  10,400     Schering-Plough Corporation.........................        581,100
   7,600     Warner Lambert Company..............................        452,200
                                                                    ------------
                                                                       8,905,410
                                                                    ------------
ELECTRIC UTILITIES - 3.13%
   5,200     American Electric Power, Incorporated...............        215,800
   3,900     Baltimore Gas & Electric Company....................        101,400
   4,700     Carolina Power and Light Company....................        163,912
   5,500     Central & South West Corporation....................        145,062
   4,225     Cinergy Corporation.................................        126,750
   6,400     Consolidated Edison Company of New York,
               Incorporated......................................        167,200
   5,100     Dominion Resources, Incorporated....................        190,612
   4,000     DTE Energy Company..................................        114,000

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

COMMON STOCKS - (CONTINUED)
ELECTRIC UTILITIES - (CONCLUDED)

   6,000     Duke Power Company..................................   $    280,500
  12,000     Edison International, Incorporated..................        208,500
   6,100     Entergy Corporation.................................        154,788
   5,200     FPL Group, Incorporated.............................        230,100
   3,300     General Public Utilities Corporation................        103,950
   7,000     Houston Industries, Incorporated....................        152,250
   4,000     Niagara Mohawk Power Corporation....................         33,000
   2,300     Northern States Power Company.......................        104,938
   4,100     Ohio Edison Company.................................         86,100
  11,400     Pacific Gas & Electric Company......................        257,925
   7,800     PacifiCorp..........................................        156,975
   6,000     PECO Energy Company.................................        141,000
   4,200     Pennsylvania Power & Light Company..................         94,500
   6,500     Public Service Enterprise Group, Incorporated.......        176,313
  18,200     Southern Company....................................        411,775
   6,300     Texas Utilities Company.............................        258,300
   5,700     Unicom Corporation..................................        131,100
   3,300     Union Electric Company..............................        123,338
                                                                    ------------
                                                                       4,330,087
                                                                    ------------
ELECTRICAL POWER - 1.02%
   5,984     AMP, Incorporated...................................        228,888
   3,100     Cooper Industries, Incorporated.....................        125,550
   6,400     Emerson Electric Company............................        536,000
   1,100     Foster Wheeler Corporation..........................         47,437
   1,400     General Signal Corporation..........................         56,175
   1,500     Grainger, W.W., Incorporated........................        101,250
   1,200     Raychem Corporation.................................         82,350
   1,200     Thomas & Betts Corporation..........................         44,100
  11,500     Westinghouse Electric Corporation...................        188,313
                                                                    ------------
                                                                       1,410,063
                                                                    ------------
ENERGY RESERVES & PRODUCTION - 7.18%
  14,000     Amoco Corporation...................................        966,000
   3,500     Burlington Resources, Incorporated..................        149,187
  18,400     Chevron Corporation.................................      1,083,300
  34,900     Exxon Corporation...................................      2,839,987
   1,100     Louisiana Land & Exploration Company................         62,563
  11,200     Mobil Corporation...................................      1,262,800
   3,100     Oryx Energy Company*................................         54,250
   4,000     Panenergy Corporation...............................        132,500
   1,500     Pennzoil Company....................................         80,063
   7,200     Phillips Petroleum Company..........................        291,600
  15,100     Royal Dutch Petroleum Company.......................      2,255,563
   7,600     Texaco, Incorporated................................        674,500
   1,500     Western Atlas, Incorporated*........................         91,125
                                                                    ------------
                                                                       9,943,438
                                                                    ------------
NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

ENTERTAINMENT - 1.31%
  19,100     Disney, Walt Company................................   $  1,088,700
   2,950     Harrah's Entertainment, Incorporated*...............         56,050
   1,200     King World Productions, Incorporated*...............         42,300
  10,900     Time Warner Incorporated............................        363,787
   8,349     Viacom, Incorporated, Class B*......................        262,994
                                                                    ------------
                                                                       1,813,831
                                                                    ------------
ENVIRONMENTAL SERVICES - 0.55%
   6,100     Browning Ferris Industries, Incorporated............        155,550
  19,200     Laidlaw, Incorporated, Class B......................        184,800
  13,400     WMX Technologies, Incorporated......................        423,775
                                                                    ------------
                                                                         764,125
                                                                    ------------
FINANCIAL SERVICES - 5.48%
  13,300     American Express Company............................        581,875
   3,000     Aon Corporation.....................................        151,500
   1,600     Beneficial Corporation..............................         90,200
   4,764     Dean Witter, Discover & Company.....................        238,200
   5,200     Federal Home Loan Mortgage Corporation..............        459,550
  30,300     Federal National Mortgage Association...............        939,300
  46,600     General Electric Company............................      3,873,625
   3,900     Green Tree Financial Corporation....................        135,525
   2,800     Household International, Incorporated...............        221,900
   2,200     Marsh & McLennan Companies, Incorporated............        204,600
   6,200     MBNA Corporation....................................        188,325
   4,800     Merrill Lynch & Company, Incorporated...............        294,000
   2,400     Textron Incorporated................................        204,900
                                                                    ------------
                                                                       7,583,500
                                                                    ------------
FOREST PRODUCTS, PAPER - 1.74%
   3,600     Alco Standard Corporation...........................        157,050
   1,500     Bemis, Incorporated.................................         44,812
   1,400     Boise Cascade Corporation...........................         47,250
   2,700     Champion International Corporation..................        116,100
   2,600     Georgia-Pacific Corporation.........................        193,375
   8,200     International Paper Company.........................        328,000
   2,300     James River Corporation.............................         59,800
   7,860     Kimberly Clark Corporation..........................        616,027
   3,000     Louisiana Pacific Corporation.......................         65,250
   1,600     Mead Corporation....................................         91,600
   1,000     Potlatch Corporation................................         37,625
   3,020     Stone Container Corporation.........................         41,902
   1,700     Temple-Inland, Incorporated.........................         83,938
   2,000     Union Camp Corporation..............................         97,000
   2,800     Westvaco Corporation................................         80,150

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

COMMON STOCKS - (CONTINUED)
FOREST PRODUCTS, PAPER - (CONCLUDED)

   5,500     Weyerhaeuser Company................................   $    245,438
   1,600     Willamette Industries, Incorporated.................         98,800
                                                                    ------------
                                                                       2,404,117
                                                                    ------------
FOOD RETAIL - 0.65%
   7,000     Albertson's, Incorporated...........................        296,625
   4,100     American Stores Company.............................        168,612
   1,700     Giant Food, Incorporated, Class A...................         57,163
   1,300     Great Atlantic & Pacific Tea, Incorporated..........         34,775
   3,400     Kroger Company*.....................................        144,075
   2,000     Supervalue, Incorporated............................         56,250
   4,200     Winn Dixie Stores, Incorporated.....................        144,375
                                                                    ------------
                                                                         901,875
                                                                    ------------
FREIGHT, AIR, SEA, LAND - 0.09%
   1,700     Federal Express Corporation*........................        127,288
                                                                    ------------
GAS UTILITY - 0.52%
   1,700     Columbia Gas System, Incorporated...................         95,625
   2,600     Consolidated Natural Gas Company....................        141,375
   2,000     Enserch Corporation.................................         40,250
   2,100     NICOR, Incorporated.................................         65,887
  10,100     Noram Energy Corporation............................        147,712
   2,500     Pacific Enterprises.................................         74,688
   1,400     Peoples Energy Corporation..........................         47,600
   2,300     Sonat, Incorporated.................................        101,487
                                                                    ------------
                                                                         714,624
                                                                    ------------
HEAVY MACHINERY - 0.57%
   5,500     Caterpillar, Incorporated...........................        378,812
   1,300     Cummins Engine Company, Incorporated................         48,912
   7,200     Deere & Company.....................................        286,200
   1,300     Harnischfeger Industries, Incorporated..............         49,075
   1,600     McDermott International, Incorporated...............         33,200
                                                                    ------------
                                                                         796,199
                                                                    ------------
HOTELS - 0.60%
   2,800     Bally Entertainment Group*..........................         76,300
   3,400     HFS, Incorporated*..................................        203,575
   1,500     Hilton Hotels Corporation...........................        160,312
   3,400     ITT Corporation*....................................        181,050
   3,700     Marriott International, Incorporated................        203,038
                                                                    ------------
                                                                         824,275
                                                                    ------------
HOUSEHOLD PRODUCTS - 2.70%
   4,900     American Brands, Incorporated.......................        199,062
   3,800     Avon Products, Incorporated.........................        181,925
   1,500     Clorox Company......................................        140,438
NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

HOUSEHOLD PRODUCTS - (CONCLUDED)

   4,100     Colgate-Palmolive Company...........................   $    333,125
  12,400     Gillette Company....................................        790,500
   1,400     National Services Industries, Incorporated..........         53,200
   4,400     Newell Company......................................        136,950
  19,300     Procter & Gamble Company............................      1,715,288
   4,200     Rubbermaid, Incorporated............................        111,300
   1,800     Tupperware Corporation..............................         78,750
                                                                    ------------
                                                                       3,740,538
                                                                    ------------
INDUSTRIAL SERVICES/SUPPLIES - 0.29%
   6,750     CUC International, Incorporated*....................        232,031
   1,800     Ecolab, Incorporated................................         54,675
   1,500     Owens-Corning Fiberglass*...........................         54,563
   2,200     Ryder Systems, Incorporated.........................         62,425
                                                                    ------------
                                                                         403,694
                                                                    ------------
INFORMATION & COMPUTER SERVICES - 1.21%
   8,000     Automatic Data Processing, Incorporated.............        333,000
   3,100     Block, H&R, Incorporated............................         77,500
   2,000     Ceridian Corporation*...............................         85,250
   2,200     Computer Sciences Corporation*......................        154,000
   2,700     Dow Jones & Company, Incorporated...................        105,637
   4,900     Dun & Bradstreet Corporation........................        282,363
   6,400     First Data Corporation..............................        499,200
   2,100     Interpublic Group Companies, Incorporated...........         95,025
     700     Shared Medical System Corporation...................         38,238
                                                                    ------------
                                                                       1,670,213
                                                                    ------------
LEISURE - 0.78%
   2,800     Brunswick Corporation...............................         59,150
   9,400     Eastman Kodak Company...............................        681,500
   2,400     Hasbro, Incorporated................................         88,200
   7,583     Mattel Incorporated.................................        200,002
   1,200     Polaroid Corporation................................         50,850
                                                                    ------------
                                                                       1,079,702
                                                                    ------------
LIFE INSURANCE - 1.43%
   5,800     American General Corporation........................        211,700
   4,900     Chubb Corporation...................................        217,437
   2,200     CIGNA Corporation...................................        255,475
   2,050     Jefferson-Pilot Corporation.........................        105,319
   2,900     Lincoln National Corporation........................        128,325
   2,700     Providian Corporation...............................        111,712
   1,950     Torchmark, Incorporated.............................         82,875
   2,000     Transamerica Corporation............................        136,250
  13,159     Travelers Group Incorporated........................        570,772
   2,100     UNUM Corporation....................................        133,350
   1,100     USLIFE Corporation..................................         32,175
                                                                    ------------
                                                                       1,985,390
                                                                    ------------
LONG DISTANCE & PHONE COMPANIES - 6.97%
   5,300     Alltel Corporation..................................        149,725

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

COMMON STOCKS - (CONTINUED)
LONG DISTANCE & PHONE COMPANIES - (CONCLUDED)

  15,600     Ameritech Corporation...............................   $    805,350
  45,300     AT&T Corporation....................................      2,378,250
  12,500     Bell Atlantic Corporation...........................        703,125
  27,700     BellSouth Corporation...............................      1,004,125
  27,200     GTE Corporation.....................................      1,071,000
  19,100     MCI Communications Corporation......................        479,887
  12,400     NYNEX Corporation...................................        534,750
  11,700     Pacific Telesis Group...............................        378,788
  17,200     SBC Communications, Incorporated....................        801,950
  12,200     Sprint Corporation..................................        495,625
  26,200     US West, Incorporated*..............................        623,888
  10,700     WorldCom, Incorporated*.............................        224,700
                                                                    ------------
                                                                       9,651,163
                                                                    ------------
MANUFACTURING - GENERAL - 0.91%
   2,400     Black & Decker Corporation..........................         94,800
     900     Briggs & Stratton Corporation.......................         39,150
   2,000     Case Corporation....................................         91,000
     900     Crane Company.......................................         36,000
   3,100     Dover Corporation...................................        136,012
   3,500     Illinois Tool Works, Incorporated...................        241,938
   3,100     Ingersoll Rand Company..............................        132,525
   2,100     Parker-Hannifin Corporation.........................         81,900
   1,200     Snap-On, Incorporated...............................         54,750
   2,500     Stanley Works.......................................         68,750
   1,100     Timken Company......................................         41,800
   4,200     Tyco International Limited..........................        177,450
   1,200     Varity Corporation*.................................         60,300
                                                                    ------------
                                                                       1,256,375
                                                                    ------------
MANUFACTURING - HIGH TECHNOLOGY - 1.68%
   1,737     Andrew Corporation*.................................         77,296
   3,200     DSC Communications Corporation*.....................         95,200
   2,300     Eaton Corporation...................................        127,362
   3,500     General Instrument Corporation*.....................         95,813
   1,200     Harris Corporation..................................         73,800
   3,600     Honeywell, Incorporated.............................        209,250
   1,300     Johnson Controls, Incorporated......................         91,650
   1,200     Millipore Corporation...............................         45,900
  16,700     Motorola, Incorporated..............................        891,363
   7,200     Northern Telecommunications Limited.................        359,100
   1,200     Perkin Elmer Corporation............................         62,250
   1,000     Tektronix, Incorporated.............................         38,750
   2,500     Tellabs, Incorporated*..............................        158,438
                                                                    ------------
                                                                       2,326,172
                                                                    ------------
MEDIA - 0.26%
   5,300     Comcast Corporation, Class A Special................         85,462
   2,100     Scientific-Atlanta, Incorporated....................         28,350
NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

MEDIA - (CONCLUDED)

  16,100     Tele-Communications, Incorporated Class A*..........   $    239,488
                                                                    ------------
                                                                         353,300
                                                                    ------------
MEDICAL PRODUCTS - 3.73%
  21,900     Abbott Laboratories.................................        988,237
   1,600     Bard, C.R., Incorporated............................         49,600
   1,600     Bausch & Lomb, Incorporated.........................         53,000
   7,600     Baxter International, Incorporated..................        339,150
   3,600     Becton, Dickinson & Company.........................        147,150
   3,300     Biomet, Incorporated*...............................         51,563
   5,100     Boston Scientific Corporation*......................        233,963
  37,200     Johnson & Johnson...................................      1,832,100
   2,100     Mallinckrodt Group, Incorporated....................         85,050
   6,800     Medtronic, Incorporated.............................        353,600
  11,800     Minnesota Mining & Manufacturing Company............        811,250
   3,166     Pall Corporation....................................         74,401
   2,200     St. Jude Medical, Incorporated*.....................         78,925
   1,700     U.S. Surgical Corporation...........................         62,050
                                                                    ------------
                                                                       5,160,039
                                                                    ------------
MEDICAL PROVIDERS - 1.18%
   3,100     Beverly Enterprises*................................         31,775
  12,585     Columbia Healthcare Corporation.....................        709,479
   6,400     Corning, Incorporated...............................        238,400
   4,600     Humana Incorporated*................................         86,250
   1,800     Manor Care, Incorporated............................         61,875
   3,200     Service Corporation International...................        180,400
   6,000     Tenet Healthcare Corporation*.......................        126,000
   5,200     United Healthcare Corporation.......................        200,850
                                                                    ------------
                                                                       1,635,029
                                                                    ------------
MINING & METALS - 1.19%
   7,100     Alcan Aluminum Limited..............................        222,762
   3,080     Allegheny Teldyne, Incorporated.....................         62,370
   4,800     Aluminum Company of America.........................        298,200
   1,400     Asarco, Incorporated................................         36,225
   3,000     Bethleham Steel Corporation*........................         30,750
   3,600     Crown Cork & Seal, Incorporated.....................        168,300
   2,700     Cyprus Amax Minerals Company........................         57,375
   4,600     Inco Limited........................................        148,350
   1,800     Inland Steel Industries, Incorporated...............         31,050
   2,400     Nucor Corporation...................................        112,200
   5,200     PPG Industries, Incorporated........................        256,750
   1,800     Reynolds Metals Company.............................         96,300
   2,500     USX-U.S. Steel Group, Incorporated..................         68,750
   2,550     Worthington Industries, Incorporated................         51,638
                                                                    ------------
                                                                       1,641,020
                                                                    ------------
MOTOR VEHICLES - 2.55%
  20,300     Chrysler Corporation................................        591,237

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

COMMON STOCKS - (CONTINUED)
MOTOR VEHICLES - (CONCLUDED)

   2,500     Cooper Tire & Rubber Company........................   $     48,750
   2,900     DANA Corporation....................................         87,000
   1,800     Echlin, Incorporated................................         54,900
  33,100     Ford Motor Company..................................      1,108,850
  21,300     General Motors Corporation..........................      1,059,675
   3,500     Genuine Parts Company...............................        150,063
   4,300     Goodyear Tire & Rubber Company......................        196,188
   1,365     Paccar, Incorporated................................         61,766
   1,900     TRW, Incorporated...................................        175,750
                                                                    ------------
                                                                       3,534,179
                                                                    ------------
OIL REFINING - 2.25%
   2,700     Amerada Hess Corporation............................        137,362
   1,800     Ashland, Incorporated...............................         66,825
   4,600     Atlantic Richfield Company..........................        537,050
   2,900     Coastal Corporation.................................        114,912
  15,800     DuPont (E.I.) deNemours & Company...................      1,297,575
   6,700     Enron Corporation...................................        268,838
   2,092     Sun Company, Incorporated...........................         49,424
   5,000     Tenneco, Incorporated...............................        248,750
   6,800     Unocal Corporation..................................        232,900
   7,900     USX-Marathon Group..................................        164,913
                                                                    ------------
                                                                       3,118,549
                                                                    ------------
OIL SERVICES - 0.88%
   4,000     Baker Hughes, Incorporated..........................        121,000
   4,900     Dresser Industries, Incorporated....................        142,100
   3,100     Halliburton Company.................................        163,137
   4,500     Rowan Companies, Incorporated*......................         69,188
   6,800     Schlumberger Limited................................        573,750
   2,900     Williams Companies, Incorporated....................        144,638
                                                                    ------------
                                                                       1,213,813
                                                                    ------------
OTHER INSURANCE - 2.34%
   4,298     Aetna Life & Casualty Company.......................        284,173
  12,342     Allstate Corporation................................        550,762
  13,200     American International Group Incorporated...........      1,254,000
   2,300     General Re Corporation..............................        333,212
   3,300     ITT Hartford Group, Incorporated....................        174,075
   3,300     Loews Corporation...................................        246,675
   1,700     MGIC Investment Corporation.........................        107,738
   3,500     SAFECO Corporation..................................        115,938
   2,300     St. Paul Companies, Incorporated....................        119,025
   3,400     USF&G Corporation...................................         54,825
                                                                    ------------
                                                                       3,240,423
                                                                    ------------
PRECIOUS METALS - 0.66%
   9,800     Barrick Gold Corporation............................        264,600
NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

PRECIOUS METALS - (CONCLUDED)

   7,200     Battle Mountain Gold Company........................   $     61,200
   3,950     Engelhard Corporation...............................         80,481
   1,100     FMC Corporation*....................................         70,400
   4,000     Homestake Mining Company............................         66,000
   2,921     Newmont Mining Corporation..........................        154,448
   6,800     Placer Dome, Incorporated...........................        163,200
   4,100     Santa Fe Pacific Gold Corporation...................         53,300
                                                                    ------------
                                                                         913,629
                                                                    ------------
PUBLISHING - 0.85%
   2,200     American Greetings Corporation, Class A.............         56,650
   2,400     Deluxe Corporation..................................         91,800
   4,400     Donnelley, R.R. & Sons Company......................        143,550
   4,100     Gannett, Incorporated...............................        274,700
   2,800     Knight Ridder, Incorporated.........................         94,500
   2,800     McGraw-Hill Companies, Incorporated.................        114,800
   3,200     Moore Corporation Limited...........................         56,000
   2,700     New York Times Company, Class A.....................         84,375
   3,000     Times Mirror Company................................        130,125
   1,900     Tribune Company.....................................        136,563
                                                                    ------------
                                                                       1,183,063
                                                                    ------------
RAILROADS - 1.07%
   4,222     Burlington Northern Santa Fe, Incorporated..........        337,760
   2,200     Consolidated Rail, Incorporated.....................        149,875
   5,700     CSX Corporation.....................................        288,562
   3,500     Norfolk Southern Corporation........................        291,813
   5,700     Union Pacific Corporation...........................        415,388
                                                                    ------------
                                                                       1,483,398
                                                                    ------------
REAL PROPERTY - 0.15%
   1,200     Armstrong World Industries, Incorporated............         74,250
   2,400     Fluor Corporation...................................        153,600
                                                                    ------------
                                                                         227,850
                                                                    ------------
RESTAURANTS - 0.75%
   6,100     Darden Restaurants, Incorporated....................         48,800
  19,600     McDonalds Corporation...............................        908,950
   3,700     Wendy's International, Incorporated.................         74,925
                                                                    ------------
                                                                       1,032,675
                                                                    ------------
SECURITIES & ASSET MANAGEMENT - 0.24%
   4,200     Morgan Stanley Group, Incorporated..................        200,550
   2,900     Salomon, Incorporated...............................        130,500
                                                                    ------------
                                                                         331,050
                                                                    ------------

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

COMMON STOCKS - (CONTINUED)

SEMICONDUCTOR - 1.85%
   4,400     Advanced Micro Devices, Incorporated................   $     56,100
   5,100     Applied Materials, Incorporated*....................        123,675
  23,100     Intel Corporation...................................      1,843,669
   3,600     LSI Logic Corporation*..............................         78,750
   5,800     Micron Technology, Incorporated.....................        131,950
   3,800     National Semiconductor Corporation*.................         69,825
   5,400     Texas Instruments, Incorporated.....................        252,450
                                                                    ------------
                                                                       2,556,419
                                                                    ------------
SPECIALTY RETAIL - 1.38%
   2,700     Circuit City Stores, Incorporated...................         85,050
  13,500     Home Depot, Incorporated............................        717,187
     900     Longs Drug Stores Corporation.......................         36,000
   4,900     Lowe's Companies, Incorporated......................        177,013
   3,100     Melville Corporation................................        130,975
   1,700     Pep Boys-Manny, Moe & Jack..........................         56,950
   5,408     Price Costco, Incorporated*.........................        107,484
   2,400     Rite Aid Corporation................................         76,500
NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------

SPECIALTY RETAIL - (CONCLUDED)

   1,800     Tandy Corporation...................................   $     79,425
   7,600     Toys R Us, Incorporated*............................        224,200
   6,800     Walgreen Company....................................        224,400
                                                                    ------------
                                                                       1,915,184
                                                                    ------------
THRIFT - 0.20%
   2,900     Ahmanson, H F & Company.............................         73,225
   2,000     Golden West Financial Corporation...................        111,000
   3,900     Great Western Financial Corporation.................         96,525
                                                                    ------------
                                                                         280,750
                                                                    ------------
TOBACCO - 0.11%
   5,300     UST, Incorporated...................................        159,000
                                                                    ------------
WIRELESS TELECOMMUNICATIONS - 0.28%
  13,900     Airtouch Communications, Incorporated*..............        382,250
                                                                    ------------
Total Common Stocks (cost--$121,597,176).........................    138,278,223
                                                                    ------------

PRINCIPAL
 AMOUNT                                                                                         MATURITY   INTEREST
  (000)                                                                                           DATE       RATE
---------                                                                                       --------   --------
 REPURCHASE AGREEMENT - 0.50%
 $   690     Repurchase Agreement dated 08/30/96, with State Street Bank & Trust Company, collateralized by $790,406 U.S. Treasury Bonds, 6.250%, due 08/15/23;
               proceeds: $690,364 (cost--$690,000)...........................................   09/03/96    4.750%          690,000
                                                                                                                       ------------
Total Investments (cost--$122,287,176)--100.35%..............................................                           138,968,223
Liabilities in excess of other assets--(0.35)%...............................................                              (488,982)
                                                                                                                       ------------
 Net Assets--100.00%.........................................................................                          $138,479,241
                                                                                                                       ------------
                                                                                                                       ------------

---------------
* Non-income producing

                 See accompanying notes to financial statements

PAINEWEBBER    TACTICAL ALLOCATION FUND

                STATEMENT OF ASSETS AND LIABILITIES              AUGUST 31, 1996

ASSETS
Investments in securities, at value (cost--$122,287,176)............................................   $138,968,223
Receivable for shares of beneficial interest sold...................................................      2,060,908
Dividends and interest receivable...................................................................        316,393
Deferred organizational expenses....................................................................         51,949
Other assets........................................................................................         16,722
                                                                                                       ------------
Total assets........................................................................................    141,414,195
                                                                                                       ------------
LIABILITIES
Payable for investments purchased...................................................................      2,415,075
Payable for shares of beneficial interest repurchased...............................................        327,864
Payable to affiliate................................................................................        143,702
Accrued expenses and other liabilities..............................................................         48,313
                                                                                                       ------------
Total liabilities...................................................................................      2,934,954
                                                                                                       ------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized).................................    121,288,719
Undistributed net investment income.................................................................        105,244
Accumulated net realized gains from investment transactions.........................................        404,231
Net unrealized appreciation of investments..........................................................     16,681,047
                                                                                                       ------------
Net assets..........................................................................................   $138,479,241
                                                                                                       ------------
                                                                                                       ------------
CLASS A:
Net assets..........................................................................................   $ 23,551,288
                                                                                                       ------------
Shares outstanding..................................................................................      1,458,031
                                                                                                       ------------
Net asset value and redemption value per share......................................................         $16.15
                                                                                                       ------------
                                                                                                       ------------
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price).....         $16.91
                                                                                                       ------------
                                                                                                       ------------
CLASS B:
Net assets..........................................................................................   $ 28,495,038
                                                                                                       ------------
Shares outstanding..................................................................................      1,767,032
                                                                                                       ------------
Net asset value and offering price per share........................................................         $16.13
                                                                                                       ------------
                                                                                                       ------------
CLASS C:
Net assets..........................................................................................   $ 73,630,053
                                                                                                       ------------
Shares outstanding..................................................................................      4,568,935
                                                                                                       ------------
Net asset value and offering price per share........................................................         $16.12
                                                                                                       ------------
                                                                                                       ------------
CLASS Y:
Net assets..........................................................................................   $ 12,802,862
                                                                                                       ------------
Shares outstanding..................................................................................        790,410
                                                                                                       ------------
Net asset value, offering price and redemption value per share......................................         $16.20
                                                                                                       ------------
                                                                                                       ------------

                 See accompanying notes to financial statements

PAINEWEBBER    TACTICAL ALLOCATION FUND

                STATEMENT OF OPERATIONS       FOR THE YEAR ENDED AUGUST 31, 1996

INVESTMENT INCOME:
Dividends and interest................................................................................   $1,856,774
                                                                                                         ----------

EXPENSES:
Investment advisory and administration................................................................      402,466
Service fees-Class A..................................................................................       20,658
Service and distribution fees-Class B.................................................................       62,559
Service and distribution fees-Class C.................................................................      575,484
Custody and accounting................................................................................       89,144
Transfer agency.......................................................................................       58,997
Amortization of organizational expenses...............................................................       49,604
Reports and notices to shareholders...................................................................       45,582
Legal and audit.......................................................................................       37,410
Federal and state registration........................................................................       35,510
Trustees' fees........................................................................................       15,750
Other expenses........................................................................................       22,989
                                                                                                         ----------
                                                                                                          1,416,153
                                                                                                         ----------
Net investment income.................................................................................      440,621
                                                                                                         ----------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions.......................................................      639,897
Net change in unrealized appreciation/depreciation of investments.....................................    7,172,338
                                                                                                         ----------

NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES..........................................    7,812,235
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................................   $8,252,856
                                                                                                         ----------
                                                                                                         ----------

                 See accompanying notes to financial statements

PAINEWEBBER    TACTICAL ALLOCATION FUND

                STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE YEARS
                                                                                             ENDED AUGUST 31,
                                                                                         ------------------------
                                                                                            1996         1995
                                                                                         -----------  -----------
FROM OPERATIONS:
Net investment income..................................................................  $   440,621  $   521,857
Net realized gains from investment transactions........................................      639,897    4,134,795
Net change in unrealized appreciation/depreciation of investments......................    7,172,338    3,525,426
                                                                                         -----------  -----------
Net increase in net assets resulting from operations...................................    8,252,856    8,182,078
                                                                                         -----------  -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A.........................................................      (21,259)     (28,999)
Net investment income--Class C.........................................................     (231,540)    (477,902)
Net investment income--Class Y.........................................................      (26,853)     (61,587)
Net realized gains from investment transactions--Class A...............................     (164,292)    (119,229)
Net realized gains from investment transactions--Class C...............................   (3,334,342)  (3,841,032)
Net realized gains from investment transactions--Class Y...............................     (171,644)    (244,263)
                                                                                         -----------  -----------
Total dividends and distributions to shareholders......................................   (3,949,930)  (4,773,012)
                                                                                         -----------  -----------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...................................................  101,580,239    4,589,510
Cost of shares repurchased.............................................................  (23,861,622) (28,817,534)
Proceeds from dividends reinvested.....................................................    3,902,294    4,723,579
                                                                                         -----------  -----------

Net increase (decrease) in net assets from beneficial interest transactions............   81,620,911  (19,504,445)
                                                                                         -----------  -----------

Net increase (decrease) in net assets..................................................   85,923,837  (16,095,379)

NET ASSETS:
Beginning of year......................................................................   52,555,404   68,650,783
                                                                                         -----------  -----------
End of year (including undistributed net investment income of $105,244 at August 31,
  1996)................................................................................  $138,479,241 $52,555,404
                                                                                         -----------  -----------
                                                                                         -----------  -----------

                 See accompanying notes to financial statements

PAINEWEBBER    NOTES TO FINANCIAL STATEMENTS

             ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

             PaineWebber Tactical Allocation Fund (formerly Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund) (the "Fund") is a series of PaineWebber Investment Trust (formerly Mitchell Hutchins/Kidder, Peabody Investment Trust) (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

             Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

             The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

             VALUATION OF INVESTMENTS - Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

             REPURCHASE AGREEMENTS - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the

PAINEWEBBER

             collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

             Income, expenses (excluding class-specific expenses) and realized/unrealized gains/ losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classses). Class-specific expenses are charged directly to the applicable class of shares.

             DIVIDENDS AND DISTRIBUTIONS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

             INVESTMENT ADVISER AND ADMINISTRATOR

             The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At August 31, 1996, the Fund owed Mitchell Hutchins $56,062 in investment advisory and administration fees.

             DISTRIBUTION PLANS

             Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At August 31, 1996, the Fund owed Mitchell Hutchins $87,640 in service and distribution fees.

             Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales

PAINEWEBBER

             charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended August 31, 1996, it earned approximately $481,721 in sales charges.

             INVESTMENTS IN SECURITIES

             For federal income tax purposes, the cost of securities owned at August 31, 1996 was substantially the same as the cost of securities for financial statement purposes.

             At August 31, 1996, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
  cost)..........................................................   $18,639,853
Gross depreciation (investments having an excess of cost over
  value).........................................................    (1,958,806)
                                                                    -----------
Net unrealized appreciation of investments.......................   $16,681,047
                                                                    -----------
                                                                    -----------

             For the year ended August 31, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases........................................................   $83,003,432
Sales............................................................   $ 4,660,375

             FEDERAL TAX STATUS

             The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

             BENEFICIAL INTEREST

             There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           CLASS A                 CLASS B                  CLASS C                  CLASS Y
                                    ----------------------  ----------------------  ------------------------  ---------------------
                                     SHARES      AMOUNT      SHARES      AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
Year ended August 31, 1996:
Shares sold.......................  1,906,617  $30,914,538  1,905,981  $31,017,232   1,800,540  $ 29,065,779   662,966  $10,582,690
Shares repurchased................   (591,622)  (9,588,391)  (138,949)  (2,261,449)   (699,659)  (11,142,425)  (53,691)    (869,357)
Dividends reinvested..............     12,226      184,252     --          --          233,396     3,525,554    12,761      192,488
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
Net increase......................  1,327,221  $21,510,399  1,767,032  $28,755,783   1,334,277  $ 21,448,908   622,036  $ 9,905,821
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
Year ended August 31, 1995:
Shares sold.......................     30,699  $   417,600     --          --          240,419  $  3,374,974    58,954  $   796,936
Shares repurchased................    (42,560)    (569,663)    --          --       (1,923,810)  (25,667,593) (196,048)  (2,580,278)
Dividends reinvested..............     11,959      148,029     --          --          347,832     4,275,686    24,214      299,864
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
Net increase (decrease)...........         98  $    (4,034)    --          --       (1,335,559) $(18,016,933) (112,880) $(1,483,478)
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------

PAINEWEBBER    TACTICAL ALLOCATION FUND

                FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                        CLASS A
                                       -----------------------------------------      CLASS B
                                                                                   --------------
                                             FOR THE YEARS                         FOR THE PERIOD
                                                 ENDED            FOR THE PERIOD    JANUARY 30,
                                              AUGUST 31,          MAY 10, 1993+       1996+ TO
                                       -------------------------  TO AUGUST 31,      AUGUST 31,
                                        1996    1995**    1994         1993             1996
                                       -------  -------  -------  --------------   --------------
Net asset value, beginning of
  period.............................  $ 14.86  $ 13.78  $ 13.50      $12.90          $ 15.54
                                       -------  -------  -------      ------          -------
Net investment income................     0.18     0.22     0.24        0.08             0.02
Net realized and unrealized gains
  from investment transactions.......     2.31     2.05     0.32        0.59             0.57
                                       -------  -------  -------      ------          -------
Net increase from investment
  operations.........................     2.49     2.27     0.56        0.67             0.59
                                       -------  -------  -------      ------          -------
Dividends from net investment
  income.............................    (0.14)   (0.22)   (0.24)      (0.07)          --
Distributions from net realized gains
  from investment
  transactions.......................    (1.06)   (0.97)   (0.04)     --               --
                                       -------  -------  -------      ------          -------
Total dividends and distributions to
  shareholders.......................    (1.20)   (1.19)   (0.28)      (0.07)          --
                                       -------  -------  -------      ------          -------
Net asset value, end of period.......  $ 16.15  $ 14.86  $ 13.78      $13.50          $ 16.13
                                       -------  -------  -------      ------          -------
                                       -------  -------  -------      ------          -------
Total investment return (1)..........    17.35%   18.43%    4.21%       5.17%            3.80%
                                       -------  -------  -------      ------          -------
                                       -------  -------  -------      ------          -------
Ratios/supplemental data:
  Net assets, end of period
   (000's)...........................  $23,551  $ 1,944  $ 1,801      $3,007          $28,495
  Expenses to average net assets.....     1.17%    1.46%    1.13%       1.06%*           1.84%*
  Net investment income to average
    net assets.......................     1.12%    1.60%    1.64%       1.71%*           0.47%*
  Portfolio turnover rate............        6%      53%       4%          0%               6%
  Average commission rate paid per
    share on common stock investments
    purchased/sold (2)...............  $0.0250    --       --         --              $0.0250

---------------
 + Commencement of issuance of shares

 * Annualized

 ** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

(2) Disclosure effective for fiscal years beginning on or after September 1, 1995.

PAINEWEBBER    TACTICAL ALLOCATION FUND

                                                                                                             CLASS Y
                                                             CLASS C                         ---------------------------------------
                                       ---------------------------------------------------                                FOR THE
                                                                            FOR THE PERIOD         FOR THE YEARS           PERIOD
                                                  FOR THE YEARS                JULY 22,                ENDED              MAY 10,
                                                ENDED AUGUST 31,               1992+ TO             AUGUST 31,            1993+ TO
                                       -----------------------------------    AUGUST 31,     -------------------------   AUGUST 31,
                                        1996    1995**    1994      1993         1992         1996    1995**     1994       1993
                                       -------  -------  -------  --------  --------------   -------  -------   ------  ------------
Net asset value, beginning of
period...............................  $ 14.87  $ 13.78  $ 13.49  $  12.12     $ 12.00       $ 14.88  $13.79    $13.52     $12.90
                                       -------  -------  -------  --------     -------       -------  -------   ------     ------
Net investment income................     0.06     0.12     0.13      0.18        0.03          0.30    0.23      0.25       0.09
Net realized and unrealized gains
from investment transactions.........     2.32     2.06     0.33      1.34        0.09          2.24    2.09      0.33       0.60
                                       -------  -------  -------  --------     -------       -------  -------   ------     ------
Net increase from investment
operations...........................     2.38     2.18     0.46      1.52        0.12          2.54    2.32      0.58       0.69
                                       -------  -------  -------  --------     -------       -------  -------   ------     ------
Dividends from net investment
income...............................    (0.07)   (0.12)   (0.13)    (0.15)     --             (0.16)  (0.26)    (0.27)     (0.07)
Distributions from net realized gains
from investment
transactions.........................    (1.06)   (0.97)   (0.04)    --         --             (1.06)  (0.97)    (0.04)    --
                                       -------  -------  -------  --------     -------       -------  -------   ------     ------
Total dividends and distributions to
shareholders.........................    (1.13)   (1.09)   (0.17)    (0.15)     --             (1.22)  (1.23)    (0.31)     (0.07)
                                       -------  -------  -------  --------     -------       -------  -------   ------     ------
Net asset value, end of period.......  $ 16.12  $ 14.87  $ 13.78  $  13.49     $ 12.12       $ 16.20  $14.88    $13.79     $13.52
                                       -------  -------  -------  --------     -------       -------  -------   ------     ------
                                       -------  -------  -------  --------     -------       -------  -------   ------     ------
Total investment return (1)..........    16.52%   17.57%    3.46%    12.61%       0.98%        17.70%  18.79%     4.41%      5.30%
                                       -------  -------  -------  --------     -------       -------  -------   ------     ------
                                       -------  -------  -------  --------     -------       -------  -------   ------     ------
Ratios/supplemental data:
Net assets, end of period (000's)....  $73,630  $48,105  $62,970  $107,761     $50,222       $12,803  $2,506    $3,880     $3,379

Expenses to average net assets.......     1.95%    2.22%    1.88%     1.73%       1.75%*        0.95%   1.23%     0.88%      0.81%*

Net investment income to average net
assets...............................     0.35%    0.86%    0.89%     1.04%       2.42%*        1.38%   1.86%     1.90%      1.96%*

Portfolio turnover rate..............        6%      53%       4%        0%          0%            6%     53%        4%         0%

Average commission rate paid per
share on common stock investments
purchased/sold (2)...................  $0.0250    --       --        --         --           $0.0250    --        --       --

PAINEWEBBER    TACTICAL ALLOCATION FUND

                  REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

             The Board of Trustees and Shareholders of
             PaineWebber Tactical Allocation Fund

             We have audited the accompanying statement of assets and liabilities of PaineWebber Tactical Allocation Fund, including the portfolio of investments, as of August 31, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 1994 were audited by other auditors whose report dated October 14, 1994 expressed an unqualified opinion on the financial highlights.

             We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Tactical Allocation Fund at August 31, 1996, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                     [SIGNATURE]

             New York, New York
             October 17, 1996

PAINEWEBBER    TACTICAL ALLOCATION FUND

                  TAX INFORMATION

             We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 1996) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

PER SHARE DATA:                                             CLASS A     CLASS B+      CLASS C      CLASS Y
--------------------------------------------------------  -----------  -----------  -----------  -----------
Net investment income*..................................   $    0.14       --        $    0.07    $    0.16
Short-term capital gains*...............................        0.13       --             0.13         0.13
Long-term capital gains.................................        0.93       --             0.93         0.93
Percentage of ordinary income dividends qualifying for
  the dividends received deduction available to
  corporate shareholders................................         100%      --              100%         100%

             -------------------------
             * Taxable as ordinary income
             + Class B commenced operations January 30, 1996

             Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

             Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1996. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

PAINEWEBBER

                  SHAREHOLDER INFORMATION

              A special meeting of shareholders of the Fund was held on April 15, 1996. At the meeting the following proposals were approved. (Shareholders of the Trust, comprised of the Fund and another series, voted together as a single class with respect to the election of board members; other matters noted below were approved by shareholders of the Fund.)

PROPOSAL 1

                                                     SHARES VOTED FOR  SHARES WITHHOLD AUTHORITY
                                                     ----------------  -------------------------
To elect ten members of its Board of Directors:
      Margo N. Alexander...........................     20,303,283             1,049,607
      Richard Q. Armstrong.........................     20,308,731             1,044,159
      E. Garret Bewkes, Jr.........................     20,297,813             1,055,077
      Richard R. Burt..............................     20,300,802             1,052,088
      Mary C. Farrell..............................     20,307,545             1,045,345
      Meyer Feldberg...............................     20,295,721             1,057,169
      George W. Gowen..............................     20,301,148             1,051,742
      Frederic V. Malek............................     20,288,858             1,064,032
      Carl W. Schafer..............................     20,298,881             1,054,009
      John R. Torell III...........................     20,302,924             1,049,966

PROPOSAL 2

Ratification of the selection of Ernst & Young LLP as the independent auditors for the Fund's fiscal year ended August 31, 1996:

  SHARES        SHARES VOTED        SHARES
 VOTED FOR         AGAINST          ABSTAIN
-----------  -------------------  -----------
 2,222,444                0           45,168

PROPOSAL 3

Approval of the proposed changes to the Fund's fundamental investment restrictions and policies:

For each of the following proposals, the votes were as follows:

                                                              SHARES      SHARES VOTED      SHARES
                                                             VOTED FOR       AGAINST        ABSTAIN
                                                            -----------  ---------------  -----------
Modification of fundamental restriction on portfolio
  diversification.........................................   2,146,364         59,896         61,352
Modification of fundamental restriction on
  concentration...........................................   2,146,364         59,896         61,352
Modification of fundamental restriction on senior
  securities and borrowing................................   2,146,364         59,896         61,352
Modification of fundamental restriction on making loans...   2,146,364         59,896         61,352
Modification of fundamental restriction on underwriting
  securities..............................................   2,146,364         59,896         61,352
Modification of fundamental restriction on real estate
  investments.............................................   2,146,364         59,896         61,352
Modification of fundamental restriction on investing in
  commodities.............................................   2,146,364         59,896         61,352
Elimination of fundamental restriction on margin
  transactions............................................   2,146,364         59,896         61,352
Elimination of fundamental restriction on short sales.....   2,146,364         59,896         61,352

(Broker non-votes and abstentions are included within the "Shares Withhold Authority" and "Shares Abstain" totals.)

               -----------------------------------------------------------------
                  BOARD OF TRUSTEES

                   TRUSTEES

E. Garrett Bewkes, Jr. Chairman      Meyer Feldberg

Margo N. Alexander                   George W. Gowen

Richard Q. Armstrong                 Frederic V. Malek

Richard R. Burt                      Carl W. Schafer

Mary C. Farrell                      John R. Torell III

                   OFFICERS

Margo N. Alexander                   Julian F. Sluyters
PRESIDENT                            VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld                T. Kirkham Barneby
VICE PRESIDENT                       VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

                   INVESTMENT ADVISER,
                   ADMINISTRATOR AND DISTRIBUTOR

                   Mitchell Hutchins Asset Management Inc.
                   1285 Avenue of the Americas
                   New York, New York 10019

                   A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                   THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                 (This page has been left blank intentionally.)